Securities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window	$ 90
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, securities	80
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, interest-bearing deposits with banks	5
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, loans	5
Assets pledged primarily for actual borrowing at the Federal Reserve Discount Window, securities available-for-sale	1
Market value of securities received, that can be sold or repledged	31
Market value of securities received, repledged and sold	$ 9